SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Union Street Trust


(Name of Registrant)

File No. 2-50318



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Union Street Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Spartan Aggressive Municipal Fund


3.
Investment Company Act File Number:   811-2460


        Securities Act File Number:   2-50318


4.
Last day of fiscal year for which this notice is filed:    August 31, 1996


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 4,410,934


Aggregate Price:        44,344,973

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 4,410,934


Aggregate Price:        44,344,973


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      44,344,973


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (26,961,145)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    17,383,828


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      5,267.83


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 17, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        October 25, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Union Street Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Spartan Ginnie Mae Fund


3.
Investment Company Act File Number:   811-2460


        Securities Act File Number:   2-50318


4.
Last day of fiscal year for which this notice is filed:   August 31, 1996


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 46,467,694


Aggregate Price:        448,690,317


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 1,492,683


Aggregate Price:        14,553,658


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 14,004,177


Aggregate Price:        139,889,420

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 11,645,992


Aggregate Price:        116,062,214


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      116,062,214


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (116,062,214)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 17, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        October 25, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Union Street Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Spartan Intermediate Municipal Income Fund


3.
Investment Company Act File Number:   811-2460


        Securities Act File Number:   2-50318


4.
Last day of fiscal year for which this notice is filed:   August 31, 1996


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 4,931,060


Aggregate Price:        49,162,665


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 12,694,196


Aggregate Price:        128,844,714

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 12,694,196


Aggregate Price:        128,844,714


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      128,844,714


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (128,844,714)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 17, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        October 25, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Union Street Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Spartan Maryland Municipal Income Fund


3.
Investment Company Act File Number:   811-2460


        Securities Act File Number:   2-50318


4.
Last day of fiscal year for which this notice is filed:   August 31, 1996


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 52,328


Aggregate Price:        510,202


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 1,030,966


Aggregate Price:        10,265,903

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 978,638


Aggregate Price:        9,755,701


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      9,755,701


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (8,353,136)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    1,402,565


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      425.02


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 17, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        October 25, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Union Street Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Spartan Municipal Income Fund


3.
Investment Company Act File Number:   811-2460


        Securities Act File Number:   2-50318


4.
Last day of fiscal year for which this notice is filed:    August 31, 1996


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 24,581,549


Aggregate Price:        240,705,614


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 13,391,075


Aggregate Price:        135,383,766


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 7,504,371


Aggregate Price:        77,543,375

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 7,504,371


Aggregate Price:        77,543,375


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      77,543,375


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (77,543,375)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 17, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        October 25, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Union Street Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Spartan Arizona Municipal Income Fund


3.
Investment Company Act File Number:   811-2460


        Securities Act File Number:   2-50318


4.
Last day of fiscal year for which this notice is filed:  August 31, 1996


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 1,142,233


Aggregate Price:        12,188,724

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 1,142,233


Aggregate Price:        12,188,724


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      12,188,724


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (4,827,267)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    7,361,457


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      2,230.74


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 17, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        October 25, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Union Street Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Spartan Short-Intermediate Municipal Income Fund


3.
Investment Company Act File Number:   811-2460


        Securities Act File Number:   2-50318


4.
Last day of fiscal year for which this notice is filed:   August 31, 1996


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 22,149,759


Aggregate Price:        219,282,619


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 27,634,553


Aggregate Price:        276,003,447

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 27,634,553


Aggregate Price:        276,003,447


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      276,003,447


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (276,003,447)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 17, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        October 25, 1996



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Union Street Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Export Fund


3.
Investment Company Act File Number:   811-2460


        Securities Act File Number:   2-50318


4.
Last day of fiscal year for which this notice is filed:    August 31, 1996


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 46,687,764


Aggregate Price:        661,337,992

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 46,687,764


Aggregate Price:        661,337,992


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      661,337,992


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (661,337,992)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 17, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        October 25, 1996



* Please print the name and title of the signing officer below the signature.


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